UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   August 14, 2006

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  100452

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Tower                 COM              029912201     3188   102430 SH       SOLE                   102430
Anheuser Busch                 COM              035229103     2054    45060 SH       SOLE                    45060
Automatic Data Processing      COM              053015103     3009    66350 SH       SOLE                    66350
Berkshire Hathaway B           COM              084670207     4023     1322 SH       SOLE                     1322
Cisco Systems                  COM              17275R102     3715   190226 SH       SOLE                   190226
Citigroup                      COM              172967101     3183    65968 SH       SOLE                    65968
Colgate Palmolive              COM              194162103     3831    63950 SH       SOLE                    63950
ConocoPhillips                 COM              20825C104     3336    50915 SH       SOLE                    50915
Coventry Healthcare            COM              222862104     3443    62674 SH       SOLE                    62674
Danaher                        COM              235851102     3117    48467 SH       SOLE                    48467
Diageo                         COM              25243Q205     3222    47700 SH       SOLE                    47700
Digene                         COM              253752109      652    16830 SH       SOLE                    16830
EOG Resources                  COM              26875P101     2365    34103 SH       SOLE                    34103
Estee Lauder                   COM              518439104     3015    77955 SH       SOLE                    77955
Exxon Mobil                    COM              30231G102      389     6345 SH       SOLE                     6345
First Data                     COM              319963104     2877    63876 SH       SOLE                    63876
Home Depot                     COM              437076102     2578    72022 SH       SOLE                    72022
Idenix Pharmaceuticals         COM              45166R204     1029   109485 SH       SOLE                   109485
Johnson & Johnson              COM              478160104     4061    67777 SH       SOLE                    67777
Marsh & Mclennan               COM              571748102     2386    88735 SH       SOLE                    88735
MedImmune                      COM              584699102     2161    79745 SH       SOLE                    79745
Medtronic                      COM              585055106     3342    71238 SH       SOLE                    71238
Metlife                        COM              59156R108     2352    45925 SH       SOLE                    45925
Microsoft                      COM              594918104     3101   133080 SH       SOLE                   133080
PepsiCo                        COM              713448108     3722    61994 SH       SOLE                    61994
Progressive                    COM              743315103     2567    99839 SH       SOLE                    99839
Sanofi-Aventis                 COM              80105N105     4306    88410 SH       SOLE                    88410
Standard&Poors                 COM              78462F103      546     4289 SH       SOLE                     4289
Suncor Energy                  COM              867229106     3588    44291 SH       SOLE                    44291
Texas Instruments              COM              882508104     3032   100114 SH       SOLE                   100114
United Parcel Service          COM              911312106     3500    42509 SH       SOLE                    42509
United Technologies            COM              913017109     4629    72986 SH       SOLE                    72986
VeriSign                       COM              92343E102     2529   109135 SH       SOLE                   109135
Vodafone Group                 COM              92857W100     1931    90679 SH       SOLE                    90679
Wells Fargo                    COM              949746101     3673    54762 SH       SOLE                    54762